Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of June 30, 2025 and 2024:

	2025	2024
Buildings and improvements	$5,339,387	$4,995,614
Motor vehicles	340,368	341,886
Office and electronic equipment	125,732	126,293
Total property and equipment, at cost	5,805,487	5,463,793
Less: accumulated depreciation	(1,581,514)	(1,083,402)
Property and equipment, net	$4,223,973	$4,380,391

The Company recorded depreciation expense of $429,417, $436,686 and $807,879 for property and equipment during the years ended June 30, 2025, 2024 and 2023, respectively. For the years ended June 30, 2025, 2024 and 2023, the Company recorded no impairment losses for property and equipment, respectively.

For the years ended June 30, 2025, 2024 and 2023, the Company purchased new property and equipment of $292,327, Nil, and $887,838 in cash and cash equivalents, respectively. For the year ended June 30, 2023, the Company acquired property and equipment of $78,280 (cost of $463,207 and accumulated depreciation of $384,927) from business combinations.

For the year ended June 30, 2025, the Company recorded no disposal of property and equipment. For the year ended June 30, 2024, the Company wrote off office and electronic equipment and machinery of $61,042 (cost of $349,123 and accumulated depreciation of $288,081) and recorded written-off loss of $61,059 included in other income (loss), net. For the year ended June 30, 2023, the Company recorded no disposal of property and equipment.

As of June 30, 2025 and 2024, the Company pledged buildings and improvements to secure the short-term loan banking facilities granted to Zhongrun. The pledged assets served as collateral for Zhongrun’s borrowings prior to its disposal. The pledge was fully released in July 2025 following the settlement of the related banking facilities. The carrying value of the pledged buildings and improvements were as follows:

	2025	2024
Buildings and improvements, at cost	$5,339,387	$4,995,614
Less: accumulated depreciation	(1,340,619)	(925,894)
Buildings and improvements, net	$3,998,768	$4,069,720